Intangible Assets - Schedule of Intangible Assets (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Less: Accumulated amortization	$ 27,125	$ 20,816	$ 11,117
Intangible assets, net	518,565	499,596	544,744
Land Use Rights at Cost [Member]
Intangible assets, gross	$ 545,690	$ 520,412	$ 555,861